Summary of significant accounting policies - Leases (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Summary of significant accounting policies
Profit (loss)	¥ (246,905,000)	¥ 138,328,000	¥ (252,480,000)
Cash flows from (used in) operating activities	(843,000)	86,761,000	¥ 4,894,000
Net current liabilities	95,524,000
Lease liabilities	214,851,000	201,881,000		¥ 133,107,000
Lease adjustments
Current lease liabilities	35,868,000	36,266,000		24,329,000
Non-current lease liabilities	178,983,000	165,615,000		108,778,000
Lease liabilities	¥ 214,851,000	¥ 201,881,000		¥ 133,107,000